Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments And Contingencies [Abstract]
Schedule of minimum estimated commitment under purchase contracts	The minimum estimated commitment under these contracts, except as noted below, is as follows: As at December 31, 2019

2020	2021	2022	2023	2024	Thereafter
$458,859	$398,267	$356,268	$356,861	$375,281	$1,386,390

Contractual obligations
The Company has future minimum payments relating primarily to vessel charters, terminal facilities, and other commitments that are not leases, as follows:

As at December 31, 2019

2020	2021	2022	2023	2024	Thereafter
$58,715	$1,390	$539	$539	$539	$3,273